INCOME TAXES (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INCOME TAXES
Income tax (expense) benefit- continuing operations	$ (14)	$ 7	$ (26)	$ 14	$ 23	$ 34	$ 18
Deferred tax asset due to basis step up	77		77
Aggregate income tax future payments required per Tax Matters Agreement	$ 73		$ 73